Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Intangible Assets [Abstract]
Copyright licenses	$ 2,036,179	$ 1,987,716
Total	2,036,179	1,987,716
Less: accumulated amortization	(933,249)	(911,036)
Less: impairment for production copyright	(1,102,930)	(1,076,680)
Intangible asset, net